Operating Leases - Maturities of lease liabilities (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Maturities of lease liabilities
2020	¥ 32,231
2021	14,790
2022	5,193
2023	3,252
2024 and thereafter	3,115
Total undiscounted lease payments	58,581
Less: imputed interest	(3,486)
Total lease liabilities	¥ 55,095